PRINCIPAL ACCOUNTING POLICIES - Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 01, 2023 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Accumulated deficit	¥ (3,446,480)	$ (492,840)	¥ (3,287,548)
Beijing Lingdai
PRINCIPAL ACCOUNTING POLICIES
Investment company, distributable earnings (loss), accumulated ordinary income (loss)				¥ 3,142